Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease recorded on the consolidated balance sheets

	December 31,	December 31,
	2022	2023
	US$	US$
Lease Assets
Finance lease assets
Property and equipment, net	—	—
Real estate properties held for lease, net	—	—
Total	—	—
Operating lease ROU assets	5,707,986	1,615,626

Lease Liabilities
Current
Current portion of finance lease	—	—
Current portion of operating lease	3,780,853	2,228,329
Total	3,780,853	2,228,329
Non-current
Finance lease, net of current portion	—	—
Operating lease, net of current portion	3,310,116	338,252
Total	3,310,116	338,252

Schedule of components of lease expense

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	US$	US$
Operating lease cost:
Operating lease cost	3,497,729	2,528,841
Short-term lease cost	710,161	508,273
Finance lease cost:
Amortization of finance lease assets	—	—
Interest on the lease liabilities	69,672	—

Total lease cost	4,277,562	3,037,114

Schedule of supplemental cash flow information

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	US$	US$
Operating cash flows for operating leases	3,996,599	1,996,744
Operating cash flows for finance leases	—	—
Financing cash flows for finance leases	5,207,694	—

Schedule of maturities of lease liabilities

	December 31,
	2023
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2024	—	2,106,680
Year ending December 31, 2025	—	509,924
Year ending December 31, 2026	—	267,157
Year ending December 31, 2027	—	65,876
Total lease payments	—	2,949,638
Less: imputed interest	—	(145,230)
Present value of lease liabilities	—	2,804,408

Schedule of other supplemental information related to lease terms and discount rates

	December 31,	December 31,
	2022	2023
Weighted-average remaining lease term (years)
Operating leases	2.03	1.79
Finance leases	—	—
Weighted-average discount rate
Operating leases	7.42%	6.48%
Finance leases	—%	—